UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Money Market
Central Fund

June 30, 2013

1.818373.108

CFM-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 38.2%
	Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 3.1%
Citibank NA
8/22/13 to 9/26/13	0.28%	$ 26,000,000	$ 26,000,000
London Branch, Eurodollar, Foreign Banks - 5.1%
Australia & New Zealand Banking Group Ltd.
8/16/13 to 8/23/13	0.22	4,000,000	3,999,973
HSBC Bank PLC
11/5/13 to 12/9/13	0.23 to 0.32	6,000,000	6,000,000
Mizuho Corporate Bank Ltd.
7/12/13 to 7/26/13	0.28	3,000,000	3,000,003
National Australia Bank Ltd.
8/16/13 to 10/7/13	0.20 to 0.22	29,000,000	29,000,000
Oversea-Chinese Banking Corp. Ltd.
7/15/13	0.23	1,000,000	999,911
			42,999,887
New York Branch, Yankee Dollar, Foreign Banks - 30.0%
Bank of Montreal
8/14/13	0.19	2,000,000	2,000,000
Bank of Montreal Chicago CD Program
7/5/13 to 9/9/13	0.08 to 0.37 (c)	12,000,000	12,000,000
Bank of Nova Scotia
7/8/13 to 1/3/14	0.23 to 0.50 (c)	28,000,000	27,999,990
Bank of Tokyo-Mitsubishi UFJ Ltd.
7/9/13 to 8/13/13	0.24 to 0.30 (c)	35,000,000	35,000,000
BNP Paribas New York Branch
7/2/13	0.17	1,000,000	1,000,006
Canadian Imperial Bank of Commerce
9/17/13 to 2/18/14	0.24 to 0.41 (c)	26,000,000	26,000,000
Credit Agricole CIB
7/2/13	0.15	8,000,000	8,000,000
Credit Suisse
9/26/13	0.26 (c)	5,000,000	5,000,000
Mitsubishi UFJ Trust & Banking Corp.
8/19/13	0.25	3,000,000	3,000,000
Mizuho Corporate Bank Ltd.
7/1/13 to 10/30/13	0.26 to 0.28	26,000,000	26,000,000
Certificate of Deposit - continued
	Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - continued
Natexis Banques Populaires New York Branch
7/2/13	0.16%	$ 9,000,000	$ 9,000,000
National Bank of Canada
9/6/13 to 12/17/13	0.27 to 0.34 (c)	24,000,000	24,000,000
Royal Bank of Canada
8/30/13	0.66 (c)	3,000,000	3,000,000
Skandinaviska Enskilda Banken
10/30/13	0.26	1,000,000	1,000,000
Sumitomo Mitsui Banking Corp.
7/16/13 to 12/15/13	0.23 to 0.31 (c)	30,000,000	30,000,022
Sumitomo Mitsui Trust Banking Corp.
8/12/13 to 10/22/13	0.27 to 0.30	18,000,000	18,000,000
Svenska Handelsbanken, Inc.
9/17/13	0.18	1,000,000	1,000,011
Toronto-Dominion Bank
7/19/13 to 12/20/13	0.24 to 0.32 (c)	11,000,000	11,000,005
UBS AG
10/31/13	0.32	8,000,000	8,000,000
			251,000,034
TOTAL CERTIFICATE OF DEPOSIT (Cost $319,999,921)			319,999,921
Financial Company Commercial Paper - 17.8%

Barclays Bank PLC/Barclays U.S. CCP Funding LLC
7/3/13 to 9/3/13	0.24 to 0.27	8,000,000	7,997,269
Barclays U.S. Funding Corp.
7/22/13 to 9/26/13	0.23	12,000,000	11,995,860
Commonwealth Bank of Australia
12/20/13	0.25	1,000,000	998,806
Credit Suisse
7/22/13 to 9/3/13	0.25 to 0.27	8,000,000	7,997,748
DNB Bank ASA
8/1/13	0.25	4,000,000	3,999,156
JPMorgan Chase & Co.
9/3/13 to 12/24/13	0.29 to 0.30 (c)	19,000,000	18,995,067
Financial Company Commercial Paper - continued
	Yield (a)	Principal Amount	Value
Natexis Banques Populaires U.S. Finance Co. LLC
7/2/13	0.16%	$ 13,000,000	$ 12,999,942
Nationwide Building Society
8/19/13	0.20	1,000,000	999,728
Nordea North America, Inc.
7/1/13	0.20	5,000,000	5,000,000
Skandinaviska Enskilda Banken AB
7/16/13 to 10/30/13	0.23 to 0.26	12,000,000	11,991,408
Sumitomo Mitsui Banking Corp.
7/12/13	0.25	6,000,000	5,999,542
Svenska Handelsbanken, Inc.
9/5/13	0.24	2,000,000	1,999,138
Swedbank AB
9/13/13 to 9/25/13	0.24	29,000,000	28,983,987
Toronto Dominion Holdings (USA)
11/18/13 to 2/18/14	0.23 to 0.25	4,000,000	3,994,989
Toyota Motor Credit Corp.
9/5/13 to 9/11/13	0.25	4,000,000	3,998,125
UBS Finance, Inc.
8/15/13 to 10/16/13	0.33 to 0.35	16,000,000	15,989,662
Westpac Banking Corp.
7/1/13 to 7/8/13	0.24 (c)	5,000,000	5,000,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $148,940,427)			148,940,427
Asset Backed Commercial Paper - 2.4%

Ciesco LP (Citibank NA Guaranteed)

9/3/13	0.30	2,000,000	1,998,933
9/11/13	0.30	1,000,000	999,400
9/26/13	0.30	1,000,000	999,275
Govco, Inc. (Liquidity Facility Citibank NA)

7/25/13	0.30	4,000,000	3,999,200
8/1/13	0.30	1,000,000	999,742
8/9/13	0.30	2,000,000	1,999,350
8/12/13	0.30	1,000,000	999,650
8/16/13	0.30	1,000,000	999,617
8/20/13	0.30	1,000,000	999,583
Asset Backed Commercial Paper - continued
	Yield (a)	Principal Amount	Value
Govco, Inc. (Liquidity Facility Citibank NA) - continued
8/28/13	0.30%	$ 1,000,000	$ 999,517
9/6/13	0.29	1,000,000	999,460
9/20/13	0.30	2,000,000	1,998,650
9/25/13	0.30	1,000,000	999,283
9/26/13	0.30	1,000,000	999,275
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $19,990,935)			19,990,935
Other Commercial Paper - 1.8%

Comcast Corp.
7/1/13	0.30	1,000,000	1,000,000
Credit Suisse
12/5/13	0.29 (c)	5,000,000	5,000,000
Devon Energy Corp.
7/29/13	0.34 (c)	4,000,000	4,000,000
Sempra Global
7/10/13 to 7/18/13	0.24	2,000,000	1,999,827
Tesco Treasury Services PLC
8/9/13	0.32	2,000,000	1,999,307
Virginia Electric & Power Co.
7/11/13	0.27	1,000,000	999,925
TOTAL OTHER COMMERCIAL PAPER (Cost $14,999,059)			14,999,059
Treasury Debt - 11.6%

U.S. Treasury Obligations - 11.6%
U.S. Treasury Bills
12/26/13	0.11	10,000,000	9,994,808
U.S. Treasury Notes
8/15/13 to 6/15/14	0.11 to 0.21	87,000,000	87,430,932
TOTAL TREASURY DEBT (Cost $97,425,740)			97,425,740
Other Note - 5.9%
	Yield (a)	Principal Amount	Value
Bank Notes - 1.7%
Bank of America NA
7/1/13 to 8/27/13	0.23 to 0.29%	$ 14,000,000	$ 14,000,000
Medium-Term Notes - 4.2%
Dominion Resources, Inc.
8/12/13	0.39 (b)(c)	2,000,000	2,000,000
Royal Bank of Canada
8/30/13	0.38 (b)(c)	16,000,000	16,000,000
9/6/13	0.38 (c)	9,000,000	8,999,668
Svenska Handelsbanken AB
12/13/13 to 12/27/13	0.28 (b)(c)	8,000,000	8,000,000
			34,999,668
TOTAL OTHER NOTE (Cost $48,999,668)			48,999,668
Variable Rate Demand Note - 0.6%

Delaware - 0.6%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, VRDN
7/5/13	0.24 (c)
(Cost $4,600,000)		4,600,000	4,600,000
Government Agency Debt - 3.0%

Federal Agencies - 3.0%
Fannie Mae
9/11/14	0.17 (c)	6,000,000	5,998,586
Federal Home Loan Bank
9/19/13	0.22	1,000,000	999,938
Freddie Mac
12/5/14 to 6/26/15	0.19 (c)	18,000,000	17,998,411
TOTAL GOVERNMENT AGENCY DEBT (Cost $24,996,935)			24,996,935
Other Instrument - 1.9%
	Yield (a)	Principal Amount	Value
Time Deposits - 1.9%
Credit Agricole CIB
7/1/13	0.10%	$ 10,000,000	$ 10,000,000
ING Bank NV
7/2/13	0.15	6,000,000	6,000,000
TOTAL OTHER INSTRUMENT (Cost $16,000,000)			16,000,000
Other Municipal Debt - 0.5%

New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A2, 0.45% tender 8/8/13, CP mode (d) (Cost $4,400,000)	4,400,000	4,400,000
Interfund Loans - 1.7%

With Fidelity Advisor Capital Development Fund at 0.31% due 7/1/13 (e) (Cost $14,587,000)	14,587,000	14,587,000
Government Agency Repurchase Agreement - 5.2%
	Maturity Amount
In a joint trading account at 0.16% dated 6/28/13 due 7/1/13 (Collateralized by U.S. Government Obligations) #	$ 37,242,485	37,242,000
With Mizuho Securities USA, Inc. at 0.21%, dated 4/12/13 due 7/5/13 (Collateralized by U.S. Government Obligations valued at $6,160,641, 0% - 6.5%, 12/30/13 - 4/1/43)	6,004,165	6,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $43,242,000)		43,242,000
Other Repurchase Agreement - 9.3%

Other Repurchase Agreement - 9.3%
With:
BNP Paribas Securities Corp. at 0.28%, dated 6/10/13 due 7/5/13 (Collateralized by Corporate Obligations valued at $1,051,728, 1.25% - 9.88%, 10/25/13 - 1/21/42)	1,000,233	1,000,000
Citigroup Global Markets, Inc. at 0.85%, dated 6/21/13 due 8/20/13 (Collateralized by Corporate Obligations valued at $1,088,757, 0.5% - 4.75%, 5/15/14 - 1/15/19)	1,001,417	1,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (USA) LLC at:
0.19%, dated 6/27/13 due 7/3/13 (Collateralized by U.S. Government Obligations valued at $2,060,124, 1.5%, 5/16/41)	$ 2,000,063	$ 2,000,000
0.4%, dated 4/18/13 due 7/17/13 (Collateralized by Corporate Obligations valued at $1,050,899, 5.2%, 8/15/19)	1,001,000	1,000,000
0.68%, dated:
4/8/13 due 7/9/13 (Collateralized by Corporate Obligations valued at $2,163,799, 0.35% - 7.93%, 3/15/19 - 1/25/46)	2,003,476	2,000,000
4/15/13 due 7/15/13 (Collateralized by Corporate Obligations valued at $2,163,425, 0.53% - 5%, 11/25/33 - 11/16/47)	2,003,438	2,000,000
4/19/13 due 7/18/13 (Collateralized by Mortgage Loan Obligations valued at $2,163,028, 0.43% - 6.91%, 1/25/34 - 5/16/51)	2,003,400	2,000,000
4/23/13 due 7/22/13 (Collateralized by Corporate Obligations valued at $1,081,233, 0.35% - 2.64%, 4/25/36 - 5/16/51)	1,001,700	1,000,000
4/26/13 due 7/25/13 (Collateralized by Mortgage Loan Obligations valued at $1,090,127, 0.35% - 7.25%, 3/15/19 - 9/25/37)	1,001,700	1,000,000
0.69%, dated 4/2/13 due 7/2/13 (Collateralized by Mortgage Loan Obligations valued at $1,081,706, 0.34% - 7.25%, 11/25/35 - 5/16/51)	1,001,744	1,000,000
0.72%, dated 5/2/13 due 11/4/13 (Collateralized by Mortgage Loan Obligations valued at $1,081,570, 0.35% - 2.64%, 2/15/36 - 5/16/51)	1,003,720	1,000,000
0.77%, dated 5/16/13 due 11/12/13 (Collateralized by Mortgage Loan Obligations valued at $2,164,215, 0.35% - 6.91%, 5/1/33 - 1/25/46)	2,007,700	2,000,000
ING Financial Markets LLC at 0.45%, dated 5/30/13 due 7/1/13 (Collateralized by Corporate Obligations valued at $1,051,250, 6.75%, 10/1/37)	1,000,400	1,000,000
J.P. Morgan Clearing Corp. at:
0.6%, dated 4/17/13 due 11/1/13 (Collateralized by Equity Securities valued at $2,176,578)	2,006,600	2,000,000
0.62%, dated 4/11/13 due 8/9/13 (Collateralized by Corporate Obligations valued at $2,176,873, 1.75%, 4/15/15)	2,004,133	2,000,000
0.64%, dated 6/19/13 due 10/17/13 (Collateralized by Corporate Obligations valued at $2,175,296, 1.25%, 7/15/14)	2,004,267	2,000,000
0.67%, dated 3/21/13 due 8/19/13 (Collateralized by Corporate Obligations valued at $2,178,338, 1.25%, 7/15/14)	2,005,621	2,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Securities, Inc. at:
0.21%, dated 6/26/13 due 7/3/13 (Collateralized by U.S. Government Obligations valued at $5,150,089, 6.26% - 6.46%, 11/25/36 - 5/25/37)	$ 5,000,204	$ 5,000,000
0.62%, dated 3/18/13 due 7/16/13 (Collateralized by Mortgage Loan Obligations valued at $2,163,889, 5.5% - 7.41%, 11/25/34 - 8/25/35)	2,004,133	2,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.25%, dated 6/28/13 due 7/2/13 (Collateralized by Equity Securities valued at $2,160,049)	2,000,056	2,000,000
0.26%, dated 6/27/13 due 7/3/13 (Collateralized by Equity Securities valued at $2,312,691)	2,000,087	2,000,000
0.33%, dated 6/28/13 due 7/1/13 (Collateralized by Municipal Bond Obligations valued at $1,080,030, 5.99%, 6/15/35)	1,000,028	1,000,000
0.53%, dated 6/25/13 due 7/2/13 (Collateralized by Corporate Obligations valued at $2,160,202, 0.71% - 6.51%, 9/25/35 - 8/12/48) (c)(f)	2,000,206	2,000,000
0.73%, dated 6/21/13 due 8/20/13 (Collateralized by Corporate Obligations valued at $3,240,978, 1.75%, 8/1/13)	3,003,650	3,000,000
Mizuho Securities USA, Inc. at:
0.52%, dated 6/28/13 due 7/5/13 (Collateralized by U.S. Government Obligations valued at $1,029,971, 1.03% - 6.19%, 1/25/37 - 1/1/43)	1,000,448	1,000,000
0.85%, dated 5/23/13 due 7/22/13 (Collateralized by Corporate Obligations valued at $1,342,457, 1.69% - 7.66%, 12/15/26 - 10/1/37)	1,001,417	1,000,000
0.95%, dated:
5/3/13 due 8/1/13 (Collateralized by Corporate Obligations valued at $1,116,255, 1.69%, 10/1/37)	1,002,375	1,000,000
5/13/13 due 8/12/13 (Collateralized by Corporate Obligations valued at $1,377,250, 1.69%, 10/1/37)	1,002,401	1,000,000
6/4/13 due 9/4/13 (Collateralized by U.S. Government Obligations valued at $2,063,142, 0.59% - 5.91%, 8/15/13 - 6/1/43)	2,004,856	2,000,000
1.1%, dated 5/8/13 due 9/9/13 (Collateralized by U.S. Government Obligations valued at $1,025,781, 0.59% - 6.19%, 8/15/13 - 1/1/43)	1,003,789	1,000,000
1.4%, dated 5/3/13 due 10/30/13 (Collateralized by U.S. Government Obligations valued at $1,050,608, 2.3% - 6.24%, 9/10/15 - 12/10/49)	1,007,000	1,000,000
RBC Capital Markets Co. at 0.23%, dated 6/25/13 due 7/2/13 (Collateralized by U.S. Government Obligations valued at $1,037,976, 6.46%, 11/20/39)	1,000,045	1,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
RBS Securities, Inc. at:
1%, dated 6/7/13 due 7/2/13 (Collateralized by U.S. Government Obligations valued at $1,030,813, 6.07%, 3/25/40)	$ 1,000,694	$ 1,000,000
1.1%, dated 3/11/13 due 8/2/13 (Collateralized by U.S. Government Obligations valued at $4,134,730, 5.96%, 8/25/42)	4,021,756	4,000,000
Royal Bank of Scotland PLC at 1%, dated 6/7/13 due 7/9/13 (Collateralized by Mortgage Loan Obligations valued at $1,051,499, 5.86%, 7/7/17)	1,000,889	1,000,000
UBS Securities LLC at 0.48%, dated:
4/9/13 due 7/5/13 (Collateralized by Corporate Obligations valued at $1,280,457, 2.63% - 4.25%, 12/15/14 - 5/15/41)	1,001,227	1,000,000
4/18/13 due 7/5/13 (Collateralized by Corporate Obligations valued at $1,253,005, 1.63% - 4.25%, 7/15/13 - 5/15/41)	1,001,173	1,000,000
Wells Fargo Securities, LLC at:
0.2%, dated 6/28/13 due 7/1/13 (Collateralized by Corporate Obligations valued at $15,697,668, 3.75% - 7.38%, 5/15/14 - 8/25/20)	15,000,250	15,000,000
0.4%, dated 6/27/13 due 7/3/13 (Collateralized by Corporate Obligations valued at $1,050,899, 5.2%, 8/15/19)	1,000,067	1,000,000
0.56%, dated 4/4/13 due:
7/3/13 (Collateralized by Corporate Obligations valued at $1,050,964, 0% - 8.75%, 2/3/14 - 8/25/45)	1,001,400	1,000,000
7/8/13 (Collateralized by Corporate Obligations valued at $1,057,894, 1.35% - 11%, 9/16/13 - 8/25/45)	1,001,478	1,000,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $78,000,000)		78,000,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $836,181,685)		836,181,685
NET OTHER ASSETS (LIABILITIES) - 0.1%		451,745
NET ASSETS - 100%		$ 836,633,430
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,000,000 or 3.1% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Loan is with an affiliated fund.
(f) The maturity amount is based on the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$37,242,000 due 7/01/13 at 0.16%
Bank of America NA	$ 7,368,142
BNY Mellon Capital Markets LLC	1,447,131
Commerz Markets LLC	24,779,642
Deutsche Bank Securities, Inc.	247,796
Mizuho Securities USA, Inc.	3,399,289
$ 37,242,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2013, the cost of investment securities for income tax purposes was $836,181,685.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 29, 2013